Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Liquidity and Capital Resources (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 15, 2024
Credit facility
Net loss	$ 6,377	$ (3,351)	$ (1,195)	$ 1,334	$ 139	$ 13,338	$ (3,212)	$ 6,844	$ (4,167)
Payments made to publishers								8,800
Accumulated deficit	6,593	(205)	366	558	366	6,593	(205)	2,538	344
Cash and cash equivalents	$ 4,087	$ 5,482	$ 5,668	$ 6,719	$ 5,668	$ 4,087	$ 5,482	5,116	$ 4,047
Revolving Credit Facility 2023 | East West Bank
Credit facility
Outstanding borrowings								$ 3,000
Subsequent Event | Revolving Credit Facility 2023 | East West Bank
Credit facility
Outstanding borrowings										$ 9,700